Average Annual Total Returns - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - Fidelity International Index Fund
Apr. 29, 2023
Fidelity International Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(14.24%)
Past 5 years	1.75%
Past 10 years	4.73%
Fidelity International Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(14.64%)
Past 5 years	1.21%
Past 10 years	4.14%
Fidelity International Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.93%)
Past 5 years	1.44%
Past 10 years	3.79%
MS001
Average Annual Return:
Past 1 year	(14.27%)
Past 5 years	1.75%
Past 10 years	4.87%